UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2022
Date of reporting period: October 31, 2022

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL

(part of Davis Fundamental ETF Trust)

October 31, 2022

ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of October 31, 2022 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview

Davis Select U.S. Equity ETF’s net asset value and market price returns1 (-23.61% and -23.54%, respectively) underperformed the -14.61% return of the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended October 31, 2022 (the “period”). The sectors2 within the S&P 500® that reported the strongest performance were Energy (up 65%), Consumer Staples (up 5%), and Utilities (up 3%). The sectors within the S&P 500® that reported the weakest performance were Communication Services (down 41%), Consumer Discretionary (down 29%), and Information Technology (down 21%).

Detractors from Performance

The Fund’s Communication Services holdings were the most important detractor3 from performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the Index sector (down 49%, versus down 41%) and the Fund was overweight in the weakest performing sector of the Index (average weighting of 14%, versus 9%). Meta Platforms4 (down 71%) and Alphabet (down 36%) were the two largest detractors during the period, respectively.

The Fund continued to hold a large position in Financials. These holdings were an important detractor from performance. The Fund’s holdings underperformed the Index sector (down 16%, versus down 13%). Capital One Financial (down 28%), U.S. Bancorp (down 27%), Bank of New York Mellon (down 27%), and JPMorgan Chase (down 24%), all holdings that were significant contributors in the prior period, were among the key detractors from performance. Capital One Financial was the second-largest holding at the end of the period, representing 9.27% of net assets.

The Fund’s Consumer Discretionary holdings were also a significant detractor from absolute and relative performance. The Fund’s holdings underperformed the Index sector (down 43%, versus down 29%). Amazon (down 39%) and JD.com (down 51%) were the weaker performers from this sector.

The Fund had no exposure in Energy, Consumer Staples, and Utilities, the three highest performing sectors of the S&P 500®, respectively, and relative performance suffered as a result.

Other weak performers were Intel (down 40%) and Applied Materials (down 35%), both Information Technology holdings.

Contributors to Performance

The Fund’s Health Care holdings were the most important contributor to absolute performance. The Fund’s holdings outperformed the Index sector (up 13%, versus up 1%). Cigna (up 54%) was the overall top contributor during the period. Quest Diagnostics (down less than 1%) started the period off strong but finished on a negative note, thus being down for the entire period. Fortunately, the Fund sold a portion of its shares before the performance declined. As a result, Quest Diagnostics was also a contributor for the period.

The Fund’s sole holding in the Materials sector, Teck Resources (up 11%), outperformed the Index sector (down 11%).

Although the aforementioned Financials sector was an important detractor from performance, DBS Group Holdings (up 8%) and Berkshire Hathaway (up 3%) were key contributors to performance. Berkshire Hathaway was the largest holding at the end of the period, representing 10.20% of net assets.

Owens Corning (up 1%), a new addition to the Fund, and Raytheon Technologies (up less than 1%) were among the top contributors. The Fund no longer owns Raytheon Technologies.

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT U.S. EQUITY ETF

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
S&P 500®
DUSA - NAV
S&P 500®
$18,888
DUSA
$13,985
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22

Average Annual Total Return for periods ended October 31, 2022

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	(23.61)%	4.52%	5.95%	0.61%	0.61%
DUSA - Market Price	(23.54)%	4.46%	5.97%	0.61%	0.61%
S&P 500® Index	(14.61)%	10.44%	11.58%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2022

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	(24.68)%	4.09%	5.13%
DUSA - Market Price	(24.75)%	4.08%	5.15%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview

Davis Select Financial ETF’s net asset value and market price returns1 (-12.89% and -12.91%, respectively) outperformed the -14.05% return of the S&P 500® Financials Index (the “Index”) for the twelve-month period ended October 31, 2022 (the “period”). The industries2 within the Index that reported the strongest performance were Insurance (up 8%) and Diversified Financial Services (up 3%). The industries within the Index that reported the weakest performance were Banks (down 23%), Capital Markets (down 22%), and Consumer Finance (down 17%).

Contributors to Performance

The Fund’s Insurance position was the largest contributor3 to absolute performance. The Fund also benefited from its higher average weighting (21%, versus 19%) in the stronger performing industry. Alleghany4 (up 28%) and Chubb (up 12%) were the two largest contributors during the period, respectively. The Fund liquidated its Alleghany position in June. Chubb was the largest holding at the end of the period, representing 8.05% of net assets. Other contributors from Insurance included Everest Re Group (up 26%), Loews (up 2%), and Greenlight Capital (up 14%).

While the Fund’s Bank holdings detracted in absolute terms, its relative outperformance was helped by these same holdings (down 14%, versus down 23% for the Index industry). DBS Group Holdings (up 8%), M&T Bank (up 18%), and Bank of N.T. Butterfield (up 1%) were all among the top contributors.

The Fund also benefited relative to the Index due its lower average weighting in the weaker performing Capital Markets industry (14%, versus 27%).

Another top contributor during the period was Berkshire Hathaway (up 3%). Berkshire Hathaway was a top five holding at the end of the period, representing 7.03% of net assets.

Detractors from Performance

As mentioned above, the Fund’s Bank holdings hindered absolute performance and in fact were the largest absolute industry detractor due to its large average weighting (42%, versus 36%). Five of the top ten detractors during the period came from the Bank industry which included U.S. Bancorp (down 27%), Bank of America (down 23%), PNC Financial (down 21%), JPMorgan Chase (down 24%), and DNB Bank (down 22%). U.S. Bancorp was a top five holding at the end of the period, representing 5.70% of net assets.

The Fund’s Consumer Finance position also detracted from absolute and relative performance due to an overweight position in the lesser performing industry (average weighting of 13%, versus 5%) and weaker stock selection (down 24%, versus down 17%). Capital One Financial (down 28%) was the top overall detractor from performance during the period and the second-largest position at the end of the period, representing 7.68% of net assets. American Express (down 13%), the only other Consumer Finance holding, was also a weaker performer.

In addition, an underweight position in the stronger performing Diversified Financial Services industry (average weighting of 7%, versus 14%) hindered relative performance.

Other weak performers were Julius Baer Group (down 30%) and Bank of New York Mellon (down 27%), both Capital Markets holdings, along with Rocket Companies (down 55%), a Thrifts & Mortgage Finance holding.

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT FINANCIAL ETF

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

S&P 500® Financials
DFNL - NAV
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
S&P 500® Financials $16,222
DFNL $15,058

Average Annual Total Return for periods ended October 31, 2022

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	(12.89)%	5.45%	7.31%	0.63%	0.63%
DFNL - Market Price	(12.91)%	5.39%	7.32%	0.63%	0.63%
S&P 500® Financials Index	(14.05)%	7.26%	8.69%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2022

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	(17.55)%	3.78%	5.40%
DFNL - Market Price	(17.73)%	3.72%	5.39%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview

Davis Select Worldwide ETF’s net asset value and market price returns1 (-28.27% and -28.03%, respectively) underperformed the -19.96% return of the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2022 (the “period”). The sectors2 within the MSCI that reported the weakest performance were Communication Services (down 39%), Consumer Discretionary (down 33%), and Information Technology (down 27%). Energy (up 34%) was the only sector in the MSCI that reported positive performance during the period. The other sectors within the Index that were stronger comparatively were Utilities (down 6%) and Consumer Staples (down 7%).

Detractors from Performance

The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor3 from Fund performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the Index sector (down 49%, versus down 33%) and the Fund was overweight in this weaker performing sector (average weighting of 21%, versus 12%). Alibaba4 (down 61%), JD.com (down 51%), Prosus (down 51%), Meituan (down 54%), and Amazon (down 39%) were top detractors from the Consumer Discretionary sector.

The Fund’s overweighting in the worst performing sector of the Index, Communication Services (average weighting of 14%, versus 8%) hindered performance. These holdings also underperformed the Index sector (down 49%, versus down 39%). Meta Platforms (down 71%) was the overall top detractor during the period. Alphabet (down 36%) was also among the weaker performers from this sector.

The Fund’s holdings in both the Information Technology (down 30%) and Financials (down 14%) sectors detracted from absolute performance. Financial holdings Ping An Insurance (down 41%) and AIA Group (down 32%), along with Information Technology holding Intel (down 40%), were key detractors from performance.

The Fund had no exposure in Energy or Utilities and was underweight in Consumer Staples (average weighting of 1%, versus 7%), the three highest performing sectors of the MSCI, respectively. As a result, relative performance suffered.

The Fund had an average weighting of 20% of net assets in Chinese securities and these holdings were down 47% during the period.
Contributors to Performance
Although the aforementioned holdings in Financials and Information Technology detracted from absolute performance, an overweight position in Financials (average weighting of 42%, versus 15% for the Index sector) and underweight position in Information Technology (average weighting of 13%, versus 21%) were the primary factors for Fund outperformance in these sectors relative to the Index. Key contributors from the Financials sector included DBS Group Holdings (up 8%), Berkshire Hathaway (up 3%), and Bank of N.T. Butterfield (up 1%). DBS Group Holdings was the largest holding at the end of the period, representing 7.53% of net assets.

The Fund’s Health Care holdings were the most important contributor to absolute performance. The Fund’s holdings outperformed the Index sector (up 14%, versus down 7%). Cigna (up 54%) was the overall top contributor during the period.

The Fund’s sole holding in the Materials sector, Teck Resources (up 11%), outperformed the Index sector (down 16%).

Additional contributors to performance included Liberty Media, Formula One (up 2%), Quotient Technology (up 18%), and two new additions to the Fund, Delivery Hero (up 10%) and Owens Corning (up 1%). The Fund no longer owns Quotient Technology.

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT WORLDWIDE ETF

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment made at NAV on January 11, 2017

MSCI ACWI®
DWLD - NAV
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
MSCI ACWI® $15,192
DWLD $11,818

Average Annual Total Return for periods ended October 31, 2022

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	(28.27)%	(1.05)%	2.92%	0.63%	0.63%
DWLD - Market Price	(28.03)%	(1.09)%	2.94%	0.63%	0.63%
MSCI ACWI®	(19.96)%	5.24%	7.47%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2022

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	(25.35)%	(0.53)%	2.92%
DWLD - Market Price	(25.51)%	(0.62)%	2.86%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview

Davis Select International ETF’s net asset value and market price returns1 (-28.12% and -28.00%, respectively) underperformed the -24.73% return of the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2022 (the “period”). The sectors2 within the MSCI that reported the weakest performance were Information Technology (down 37%), Consumer Discretionary (down 37%), and Communication Services (down 34%). Energy (up 8%) was the only sector in the MSCI that reported positive performance during the period. The other sectors within the Index that were stronger comparatively were Utilities (down 16%) and Financials (down 17%).

Detractors from Performance

The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor3 from Fund performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the Index sector (down 45%, versus down 37%) and the Fund was overweight in this weaker performing sector (average weighting of 27%, versus 12%). The top four overall detractors, Alibaba4 (down 61%), Meituan (down 54%), JD.com (down 51%), and Prosus (down 51%), respectively, were all from the Consumer Discretionary sector.

The Fund’s largest sector position during the period was in Financials and these holdings were a significant detractor from absolute performance. The Fund’s holdings underperformed the Index sector (down 18%, versus down 17%). Julius Baer Group (down 30%), Ping An Insurance (down 41%), AIA Group (down 32%), and Noah Holdings (down 69%) were all key detractors during the period.

The Fund’s Communication Services holdings underperformed the Index sector (down 60%, versus down 34%). Baidu (down 53%) was among the largest detractors from performance.

The Fund had no exposure in Consumer Staples, Energy or Utilities, the latter being the two highest performing sectors of the MSCI, respectively. As a result, relative performance suffered. Another weak performer was Samsung Electronics (down 29%), an Information Technology sector holding.

The Fund had an average weighting of 29% of net assets in Chinese securities and these holdings were down 50% during the period.
Contributors to Performance
Although the aforementioned holdings in Financials detracted from absolute performance, an overweight position in the stronger performing sector (average weighting of 39%, versus 20%) offset the impact from the weaker stock selection and was an important factor why the Fund outperformed relative to the Index in this sector. Key contributors from the Financials sector included DBS Group Holdings (up 8%) and Bank of N.T. Butterfield (up 1%). DBS Group Holdings was the overall top contributor and the largest holding at the end of the period, representing 8.92% of net assets.

The Fund’s relative performance also benefited from its Information Technology holdings outperforming the Index sector (down 24%, versus down 37%) and having no exposure in the weaker performing Real Estate sector.

The Fund’s sole holding in the Materials sector, Teck Resources (up 11%), outperformed the Index sector (down 19%). Other contributors during the period included new Consumer Discretionary additions, Coupang (down 8%) and Delivery Hero (up 10%), along with Health Care holding Novartis (up 1%). While Coupang decreased during the period, fluctuations of the stock price enabled the Fund to benefit from a timely purchase during the period.

Additionally, a 3% average repurchase agreement (cash) position during the period also benefited relative performance in a weak market environment.

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT INTERNATIONAL ETF

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment made at NAV on March 1, 2018

$15,000
$13,000
$11,000
$9,000
$7,000
MSCI ACWI® ex USA
DINT - NAV
MSCI ACWI® ex USA $9,461
DINT $7,721
03/01/18
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22

Average Annual Total Return for periods ended October 31, 2022

Fund & Benchmark Index	1-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	(28.12)%	(5.39)%	0.66%	0.66%
DINT - Market Price	(28.00)%	(5.41)%	0.66%	0.66%
MSCI ACWI® ex USA	(24.73)%	(1.18)%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2022

	1-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	(22.82)%	(4.85)%
DINT - Market Price	(22.75)%	(4.88)%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	October 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/22 Net Assets)		(% of 10/31/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.14%	Diversified Financials	24.99%	5.19%
Common Stock (Foreign)	16.45%	Banks	24.65%	3.88%
Short-Term Investments	4.94%	Media & Entertainment	12.32%	6.17%
Other Assets & Liabilities	(0.53)%	Health Care	11.61%	15.32%
	100.00%	Retailing	8.76%	5.84%
		Information Technology	7.50%	26.29%
		Insurance	6.86%	2.38%
		Materials	1.85%	2.53%
		Capital Goods	1.46%	5.76%
		Energy	–	5.37%
		Food, Beverage & Tobacco	–	3.75%
		Other	–	17.52%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/22 Net Assets)

Berkshire Hathaway Inc., Class B	Diversified Financial Services	10.20%
Capital One Financial Corp.	Consumer Finance	9.27%
Alphabet Inc., Class C	Media & Entertainment	8.47%
Wells Fargo & Co.	Banks	7.17%
Amazon.com, Inc.	Retailing	6.16%
DBS Group Holdings Ltd.	Banks	5.81%
Cigna Corp.	Health Care Equipment & Services	5.35%
U.S. Bancorp	Banks	4.43%
Markel Corp.	Property & Casualty Insurance	3.71%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.37%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview - (Continued)
DAVIS SELECT U.S. EQUITY ETF	October 31, 2022

New Positions Added (11/01/21-10/31/22)
(Highlighted positions are those greater than 2.00% of the Fund’s 10/31/22 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/22 Net Assets
Alibaba Group Holding Ltd., ADR	Retailing	11/04/21	–
Owens Corning	Capital Goods	04/05/22	1.40%
Samsung Electronics Co., Ltd.	Technology Hardware & Equipment	07/08/22	2.54%

Positions Closed (11/01/21-10/31/22)
(Gains and losses greater than $3,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alibaba Group Holding Ltd., ADR	Retailing	07/08/22	$(2,859,013)
Raytheon Technologies Corp.	Capital Goods	11/16/21	1,666,622
Vroom, Inc.	Retailing	05/10/22	(3,524,524)

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	October 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/22 Net Assets)		(% of 10/31/22 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	79.69%	Banks	43.97%	33.89%
Common Stock (Foreign)	19.04%	Insurance	19.44%	20.81%
Short-Term Investments	1.17%	Capital Markets	15.13%	26.31%
Other Assets & Liabilities	0.10%	Consumer Finance	11.86%	4.70%
	100.00%	Diversified Financial Services	7.12%	14.29%
		Thrifts & Mortgage Finance	1.68%	–
		Retailing	0.80%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/22 Net Assets)

Chubb Ltd.	Property & Casualty Insurance	8.05%
Capital One Financial Corp.	Consumer Finance	7.68%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	7.03%
U.S. Bancorp	Banks	5.70%
Wells Fargo & Co.	Banks	5.67%
Markel Corp.	Property & Casualty Insurance	5.27%
JPMorgan Chase & Co.	Banks	5.00%
Julius Baer Group Ltd.	Capital Markets	4.85%
Bank of New York Mellon Corp.	Capital Markets	4.69%
DBS Group Holdings Ltd.	Banks	4.61%

New Positions Added (11/01/21-10/31/22)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/22 Net Assets
Fifth Third Bancorp	Banks	05/06/22	2.73%
Prosus N.V., Class N	Retailing	03/10/22	0.79%

Position Closed (11/01/21-10/31/22)
Security	Industry	Date of Final Sale	Realized Gain
Alleghany Corp.	Reinsurance	06/15/22	$2,292,676

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	October 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/22 Net Assets)		(% of 10/31/22 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	53.94%	Banks	23.21%	7.15%
Common Stock (U.S.)	45.43%	Retailing	16.32%	4.72%
Short-Term Investments	0.67%	Diversified Financials	14.71%	4.45%
Other Assets & Liabilities	(0.04)%	Information Technology	13.16%	20.90%
	100.00%	Media & Entertainment	11.24%	4.93%
		Health Care	7.86%	13.25%
		Insurance	6.11%	3.18%
		Materials	3.21%	4.63%
		Food, Beverage & Tobacco	1.57%	4.31%
		Capital Goods	1.49%	6.62%
		Consumer Durables & Apparel	1.12%	1.63%
		Energy	–	5.81%
		Other	–	18.42%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/22 Stock Holdings)		(% of Fund’s 10/31/22 Net Assets)

United States	45.72%	DBS Group Holdings Ltd.	7.53%
China	15.84%	Wells Fargo & Co.	7.35%
Singapore	7.58%	Berkshire Hathaway Inc., Class B	6.48%
South Korea	6.37%	Danske Bank A/S	5.96%
Denmark	5.99%	Julius Baer Group Ltd.	4.76%
Switzerland	4.79%	Hollysys Automation Technologies Ltd.	4.72%
Hong Kong	3.30%	Cigna Corp.	4.43%
Canada	3.21%	Samsung Electronics Co., Ltd.	4.13%
Netherlands	2.85%	Alphabet Inc., Class C	4.11%
Bermuda	2.06%	Meta Platforms, Inc., Class A	3.61%
Germany	1.20%
South Africa	0.91%
United Kingdom	0.18%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview - (Continued)
DAVIS SELECT WORLDWIDE ETF	October 31, 2022

New Positions Added (11/01/21-10/31/22)
(Highlighted positions are those greater than 1.40% of the Fund’s 10/31/22 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/22 Net Assets
Coupang, Inc., Class A	Retailing	01/26/22	1.08%
Delivery Hero SE	Retailing	05/13/22	1.19%
Fila Holdings Corp.	Consumer Durables & Apparel	03/02/22	1.11%
Owens Corning	Capital Goods	04/05/22	1.48%

Positions Closed (11/01/21-10/31/22)
(Gains and losses greater than $2,300,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Baidu, Inc., Class A, ADR	Media & Entertainment	05/26/22	$(2,189,358)
DiDi Global Inc., Class A, ADS	Transportation	04/29/22	(2,320,113)
DNB Bank ASA	Banks	03/14/22	2,862,551
Kuaishou Technology, Class B	Media & Entertainment	01/27/22	(18,788)
Quotient Technology Inc.	Retailing	01/12/22	(1,490,408)
Vroom, Inc.	Retailing	05/10/22	(7,570,654)

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	October 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/22 Net Assets)		(% of 10/31/22 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	95.21%	Banks	28.40%	12.98%
Short-Term Investments	4.60%	Retailing	23.01%	2.85%
Other Assets & Liabilities	0.19%	Information Technology	12.38%	10.91%
	100.00%	Insurance	8.08%	4.46%
		Diversified Financials	6.60%	3.46%
		Capital Goods	6.56%	8.21%
		Health Care	4.16%	10.02%
		Materials	4.01%	8.11%
		Consumer Durables & Apparel	3.52%	3.05%
		Media & Entertainment	3.28%	2.49%
		Energy	–	6.61%
		Food, Beverage & Tobacco	–	5.47%
		Other	–	21.38%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/22 Stock Holdings)		(% of Fund’s 10/31/22 Net Assets)

China	23.99%	DBS Group Holdings Ltd.	8.92%
South Korea	11.85%	Bank of N.T. Butterfield & Son Ltd.	6.71%
Switzerland	9.85%	Danske Bank A/S	6.45%
Singapore	9.37%	Julius Baer Group Ltd.	5.42%
Bermuda	7.05%	Hollysys Automation Technologies Ltd.	5.30%
Denmark	6.77%	Samsung Electronics Co., Ltd.	5.13%
Norway	4.97%	DNB Bank ASA	4.74%
Hong Kong	4.52%	AIA Group Ltd.	4.30%
Netherlands	4.12%	Prosus N.V., Class N	3.92%
South Africa	4.03%	Naspers Ltd. - N	3.83%
Canada	4.01%
United Kingdom	3.56%
France	3.22%
Japan	1.43%
Germany	1.26%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview - (Continued)
DAVIS SELECT INTERNATIONAL ETF	October 31, 2022

New Positions Added (11/01/21-10/31/22)

Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/22 Net Assets
Coupang, Inc., Class A	Retailing	01/26/22	2.80%
Delivery Hero SE	Retailing	05/13/22	1.20%

Positions Closed (11/01/21-10/31/22)
(Gains and losses greater than $900,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Brenntag SE	Capital Goods	05/17/22	$933,458
DiDi Global Inc., Class A, ADS	Transportation	04/29/22	(2,083,827)
Kuaishou Technology, Class B	Media & Entertainment	01/27/22	(15,468)
Trip.com Group Ltd., ADR	Consumer Services	06/29/22	(727,044)

DAVIS FUNDAMENTAL ETF TRUST	Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended October 31, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(05/01/22)	(10/31/22)	(05/01/22-10/31/22)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.61%**)
Actual	$1,000.00	$890.09	$2.91
Hypothetical	$1,000.00	$1,022.13	$3.11

Davis Select Financial ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$971.23	$3.13
Hypothetical	$1,000.00	$1,022.03	$3.21

Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$879.79	$2.99
Hypothetical	$1,000.00	$1,022.03	$3.21

Davis Select International ETF
(annualized expense ratio 0.66%**)
Actual	$1,000.00	$881.91	$3.13
Hypothetical	$1,000.00	$1,021.88	$3.36

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	October 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (95.59%)
COMMUNICATION SERVICES – (11.78%)
Media & Entertainment – (11.78%)
Alphabet Inc., Class C *	285,205	$26,997,505
Meta Platforms, Inc., Class A *	113,259	10,551,209
	Total Communication Services	37,548,714
CONSUMER DISCRETIONARY – (8.37%)
Retailing – (8.37%)
Amazon.com, Inc. *	191,743	19,642,153
JD.com, Inc., Class A, ADR (China)	132,086	4,925,487
Naspers Ltd. - N (South Africa)	7,617	787,918
Prosus N.V., Class N (Netherlands)	30,805	1,340,711
	Total Consumer Discretionary	26,696,269
FINANCIALS – (54.01%)
Banks – (23.56%)
Bank of America Corp.	177,892	6,411,228
Danske Bank A/S (Denmark)	251,370	4,056,991
DBS Group Holdings Ltd. (Singapore)	766,591	18,520,353
JPMorgan Chase & Co.	72,910	9,177,911
U.S. Bancorp	332,415	14,111,017
Wells Fargo & Co.	496,775	22,846,682
		75,124,182
Diversified Financials – (23.89%)
Capital Markets – (2.96%)
Bank of New York Mellon Corp.	224,194	9,440,809
Consumer Finance – (10.73%)
American Express Co.	31,383	4,658,806
Capital One Financial Corp.	278,854	29,564,101
		34,222,907
Diversified Financial Services – (10.20%)
Berkshire Hathaway Inc., Class B *	110,207	32,520,984
		76,184,700
Insurance – (6.56%)
Life & Health Insurance – (2.85%)
AIA Group Ltd. (Hong Kong)	644,620	4,882,085
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,050,090	4,200,548
		9,082,633
Property & Casualty Insurance – (3.71%)
Markel Corp. *	9,812	11,834,253
		20,916,886
	Total Financials	172,225,768
HEALTH CARE – (11.09%)
Health Care Equipment & Services – (7.72%)
Cigna Corp.	52,849	17,073,398
Quest Diagnostics Inc.	52,578	7,552,829
		24,626,227
Pharmaceuticals, Biotechnology & Life Sciences – (3.37%)
Viatris Inc.	1,061,505	10,753,046
	Total Health Care	35,379,273

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT U.S. EQUITY ETF	October 31, 2022

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (1.40%)
Capital Goods – (1.40%)
	Owens Corning	52,187	$4,467,729
		Total Industrials	4,467,729
INFORMATION TECHNOLOGY – (7.17%)
Semiconductors & Semiconductor Equipment – (4.63%)
	Applied Materials, Inc.	89,842	7,932,150
	Intel Corp.	239,829	6,818,339
			14,750,489
Technology Hardware & Equipment – (2.54%)
	Samsung Electronics Co., Ltd. (South Korea)	194,218	8,098,950
		Total Information Technology	22,849,439
MATERIALS – (1.77%)
	Teck Resources Ltd., Class B (Canada)	185,292	5,640,288
		Total Materials	5,640,288
	TOTAL COMMON STOCK – (Identified cost $272,730,998)		304,807,480
SHORT-TERM INVESTMENTS – (4.94%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.05%, 11/01/22, dated 10/31/22, repurchase value of $8,588,728 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.70%-9.50%, 03/15/23-09/20/70, total market value $8,759,760)	$8,588,000	8,588,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.04%, 11/01/22, dated 10/31/22, repurchase value of $7,149,604 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.30%, 01/15/23-10/01/52, total market value $7,291,980)	7,149,000	7,149,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,737,000)		15,737,000
	Total Investments – (100.53%) – (Identified cost $288,467,998)		320,544,480
	Liabilities Less Other Assets – (0.53%)		(1,687,402)
		Net Assets – (100.00%)	$318,857,078

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	October 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (98.73%)
CONSUMER DISCRETIONARY – (0.79%)
Retailing – (0.79%)
Prosus N.V., Class N (Netherlands)	31,530	$1,372,265
	Total Consumer Discretionary	1,372,265
FINANCIALS – (97.94%)
Banks – (45.07%)
Banks – (43.41%)
Bank of America Corp.	205,431	7,403,733
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	127,031	4,387,651
Danske Bank A/S (Denmark)	340,478	5,495,152
DBS Group Holdings Ltd. (Singapore)	330,686	7,989,165
DNB Bank ASA (Norway)	216,427	3,830,511
Fifth Third Bancorp	132,719	4,736,741
JPMorgan Chase & Co.	68,822	8,663,314
M&T Bank Corp.	21,565	3,630,899
Metro Bank PLC (United Kingdom)*	295,258	240,407
PNC Financial Services Group, Inc.	48,651	7,873,191
Truist Financial Corp.	28,518	1,277,321
U.S. Bancorp	232,560	9,872,172
Wells Fargo & Co.	213,677	9,827,005
		75,227,262
Thrifts & Mortgage Finance – (1.66%)
Rocket Companies, Inc., Class A	415,838	2,869,282
		78,096,544
Diversified Financials – (33.68%)
Capital Markets – (14.94%)
Bank of New York Mellon Corp.	192,809	8,119,187
Charles Schwab Corp.	90,131	7,180,736
Julius Baer Group Ltd. (Switzerland)	175,258	8,395,792
State Street Corp.	29,496	2,182,704
		25,878,419
Consumer Finance – (11.71%)
American Express Co.	47,108	6,993,183
Capital One Financial Corp.	125,465	13,301,799
		20,294,982
Diversified Financial Services – (7.03%)
Berkshire Hathaway Inc., Class B *	41,287	12,183,381
		58,356,782
Insurance – (19.19%)
Life & Health Insurance – (0.73%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	319,000	1,276,057
Property & Casualty Insurance – (16.72%)
Chubb Ltd.	64,916	13,949,799
Loews Corp.	103,345	5,892,732
Markel Corp. *	7,567	9,126,559
		28,969,090
Reinsurance – (1.74%)
Everest Re Group, Ltd.	6,676	2,154,078

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT FINANCIAL ETF	October 31, 2022

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	101,438	$856,137
			3,010,215
			33,255,362
		Total Financials	169,708,688
	TOTAL COMMON STOCK – (Identified cost $160,915,677)		171,080,953
SHORT-TERM INVESTMENTS – (1.17%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.05%, 11/01/22, dated 10/31/22, repurchase value of $1,104,094 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.70%-9.50%, 03/15/23-09/20/70, total market value $1,126,080)	$1,104,000	1,104,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.04%, 11/01/22, dated 10/31/22, repurchase value of $919,078 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 3.00%-5.00%, 01/12/26-10/01/52, total market value $937,380)	919,000	919,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,023,000)		2,023,000
	Total Investments – (99.90%) – (Identified cost $162,938,677)		173,103,953
	Other Assets Less Liabilities – (0.10%)		177,245
		Net Assets – (100.00%)	$173,281,198

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	October 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (99.37%)
COMMUNICATION SERVICES – (11.17%)
Media & Entertainment – (11.17%)
Alphabet Inc., Class C *	89,928	$8,512,584
IAC Inc. *	27,846	1,355,543
iQIYI, Inc., Class A, ADR (China)*	216,157	436,637
Liberty Media Corp., Liberty Formula One, Series A *	59,489	3,094,618
Liberty Media Corp., Liberty Formula One, Series C *	36,887	2,129,487
Meta Platforms, Inc., Class A *	80,336	7,484,102
Vimeo, Inc. *	29,628	112,586
	Total Communication Services	23,125,557
CONSUMER DISCRETIONARY – (17.33%)
Consumer Durables & Apparel – (1.11%)
Fila Holdings Corp. (South Korea)	100,216	2,300,582
Retailing – (16.22%)
Alibaba Group Holding Ltd., ADR (China)*	66,796	4,246,890
Amazon.com, Inc. *	56,151	5,752,108
Coupang, Inc., Class A (South Korea)*	129,922	2,243,753
Delivery Hero SE (Germany)*	75,018	2,472,453
JD.com, Inc., Class A, ADR (China)	180,533	6,732,075
Meituan, Class B (China)*	277,840	4,417,322
Naspers Ltd. - N (South Africa)	18,140	1,876,438
Prosus N.V., Class N (Netherlands)	134,541	5,855,563
		33,596,602
	Total Consumer Discretionary	35,897,184
CONSUMER STAPLES – (1.56%)
Food, Beverage & Tobacco – (1.56%)
Darling Ingredients Inc. *	41,098	3,225,371
	Total Consumer Staples	3,225,371
FINANCIALS – (43.76%)
Banks – (23.06%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	122,875	4,244,103
Danske Bank A/S (Denmark)	764,429	12,337,519
DBS Group Holdings Ltd. (Singapore)	645,436	15,593,325
Metro Bank PLC (United Kingdom)*	452,989	368,836
Wells Fargo & Co.	331,088	15,226,737
		47,770,520
Diversified Financials – (14.62%)
Capital Markets – (5.34%)
Julius Baer Group Ltd. (Switzerland)	205,961	9,866,629
Noah Holdings Ltd., Class A, ADS (China)*	90,461	1,186,849
		11,053,478
Consumer Finance – (2.80%)
Capital One Financial Corp.	54,798	5,809,684
Diversified Financial Services – (6.48%)
Berkshire Hathaway Inc., Class B *	45,472	13,418,332
		30,281,494

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT WORLDWIDE ETF	October 31, 2022

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (6.08%)
Life & Health Insurance – (6.08%)
AIA Group Ltd. (Hong Kong)	896,690	$6,791,159
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,448,275	5,793,358
		12,584,517
	Total Financials	90,636,531
HEALTH CARE – (7.81%)
Health Care Equipment & Services – (4.43%)
Cigna Corp.	28,415	9,179,750
Pharmaceuticals, Biotechnology & Life Sciences – (3.38%)
Viatris Inc.	690,729	6,997,085
	Total Health Care	16,176,835
INDUSTRIALS – (1.48%)
Capital Goods – (1.48%)
Owens Corning	35,784	3,063,468
	Total Industrials	3,063,468
INFORMATION TECHNOLOGY – (13.07%)
Semiconductors & Semiconductor Equipment – (3.57%)
Applied Materials, Inc.	42,600	3,761,154
Intel Corp.	127,502	3,624,882
		7,386,036
Software & Services – (0.65%)
Clear Secure, Inc., Class A *	50,075	1,353,027
Technology Hardware & Equipment – (8.85%)
Hollysys Automation Technologies Ltd. (China)	613,671	9,781,915
Samsung Electronics Co., Ltd. (South Korea)	205,163	8,555,360
		18,337,275
	Total Information Technology	27,076,338
MATERIALS – (3.19%)
Teck Resources Ltd., Class B (Canada)	217,276	6,613,881
	Total Materials	6,613,881
TOTAL COMMON STOCK – (Identified cost $239,120,180)		205,815,165
SHORT-TERM INVESTMENTS – (0.67%)
StoneX Financial Inc. Joint Repurchase Agreement, 3.05%, 11/01/22, dated 10/31/22, repurchase value of $754,064 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.70%-9.50%, 03/15/23-09/20/70, total market value $769,080)	$754,000	754,000
Truist Securities, Inc. Joint Repurchase Agreement, 3.04%, 11/01/22, dated 10/31/22, repurchase value of $628,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 07/01/32-10/01/52, total market value $640,560)	628,000	628,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,382,000)		1,382,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT WORLDWIDE ETF	October 31, 2022

	Total Investments – (100.04%) – (Identified cost $240,502,180)	$207,197,165
	Liabilities Less Other Assets – (0.04%)	(79,387)
	Net Assets – (100.00%)	$207,117,778

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	October 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (95.21%)
COMMUNICATION SERVICES – (3.12%)
Media & Entertainment – (3.12%)
Baidu, Inc., Class A, ADR (China)*	39,354	$3,013,336
iQIYI, Inc., Class A, ADR (China)*	315,919	638,156
	Total Communication Services	3,651,492
CONSUMER DISCRETIONARY – (25.27%)
Consumer Durables & Apparel – (3.36%)
Fila Holdings Corp. (South Korea)	170,987	3,925,217
Retailing – (21.91%)
Alibaba Group Holding Ltd., ADR (China)*	59,288	3,769,531
Coupang, Inc., Class A (South Korea)*	189,566	3,273,805
Delivery Hero SE (Germany)*	42,486	1,400,259
JD.com, Inc., Class A, ADR (China)	112,346	4,189,382
Meituan, Class B (China)*	247,170	3,929,706
Naspers Ltd. - N (South Africa)	43,353	4,484,521
Prosus N.V., Class N (Netherlands)	105,436	4,588,840
		25,636,044
	Total Consumer Discretionary	29,561,261
FINANCIALS – (41.01%)
Banks – (27.04%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	227,435	7,855,605
Danske Bank A/S (Denmark)	467,457	7,544,533
DBS Group Holdings Ltd. (Singapore)	432,190	10,441,437
DNB Bank ASA (Norway)	313,019	5,540,079
Metro Bank PLC (United Kingdom)*	305,415	248,677
		31,630,331
Diversified Financials – (6.28%)
Capital Markets – (6.28%)
Julius Baer Group Ltd. (Switzerland)	132,492	6,347,072
Noah Holdings Ltd., Class A, ADS (China)*	76,549	1,004,323
		7,351,395
Insurance – (7.69%)
Life & Health Insurance – (7.69%)
AIA Group Ltd. (Hong Kong)	664,090	5,029,543
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	991,746	3,967,161
		8,996,704
	Total Financials	47,978,430
HEALTH CARE – (3.95%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.95%)
Novartis AG, ADR (Switzerland)	28,591	2,319,588
Roche Holding AG - Genusschein (Switzerland)	6,950	2,308,106
	Total Health Care	4,627,694
INDUSTRIALS – (6.25%)
Capital Goods – (6.25%)
Ferguson plc (United Kingdom)	34,100	3,718,968
Schneider Electric SE (France)	28,325	3,590,276
	Total Industrials	7,309,244

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT INTERNATIONAL ETF	October 31, 2022

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.79%)
Semiconductors & Semiconductor Equipment – (1.36%)
	Tokyo Electron Ltd. (Japan)	6,000	$1,593,463
Technology Hardware & Equipment – (10.43%)
	Hollysys Automation Technologies Ltd. (China)	389,294	6,205,347
	Samsung Electronics Co., Ltd. (South Korea)	143,782	5,995,753
			12,201,100
		Total Information Technology	13,794,563
MATERIALS – (3.82%)
	Teck Resources Ltd., Class B (Canada)	146,860	4,470,418
		Total Materials	4,470,418
	TOTAL COMMON STOCK – (Identified cost $147,897,896)		111,393,102
SHORT-TERM INVESTMENTS – (4.60%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.05%, 11/01/22, dated 10/31/22, repurchase value of $2,937,249 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.70%-9.50%, 03/15/23-09/20/70, total market value $2,995,740)	$2,937,000	2,937,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.04%, 11/01/22, dated 10/31/22, repurchase value of $2,445,206 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 07/01/32-10/01/52, total market value $2,493,900)	2,445,000	2,445,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,382,000)		5,382,000
	Total Investments – (99.81%) – (Identified cost $153,279,896)		116,775,102
	Other Assets Less Liabilities – (0.19%)		224,252
		Net Assets – (100.00%)	$116,999,354

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At October 31, 2022

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$320,544,480	$173,103,953	$207,197,165	$116,775,102
Cash	332	288	681	29
Receivables:
Dividends and interest	169,666	331,446	227,431	379,946
Investment securities sold	–	–	2,022,420	–
Prepaid expenses	1,108	621	1,061	710
Total assets	320,715,586	173,436,308	209,448,758	117,155,787
LIABILITIES:
Payables:
Investment securities purchased	1,617,195	–	2,114,105	–
Accrued audit fees	18,144	18,144	18,144	18,144
Accrued accounting, custodian, and transfer agent fees	63,100	47,320	80,670	69,000
Accrued investment advisory fees	146,376	78,578	104,510	57,876
Other accrued expenses	13,693	11,068	13,551	11,413
Total liabilities	1,858,508	155,110	2,330,980	156,433
NET ASSETS	$318,857,078	$173,281,198	$207,117,778	$116,999,354
SHARES OUTSTANDING	12,050,000	6,350,000	9,400,000	8,100,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$26.46	$27.29	$22.03	$14.44
NET ASSETS CONSIST OF:
Paid-in capital	$283,975,163	$158,374,072	$262,749,119	$176,218,220
Distributable earnings (losses)	34,881,915	14,907,126	(55,631,341)	(59,218,866)
Net Assets	$318,857,078	$173,281,198	$207,117,778	$116,999,354

*Including:
Cost of investments	$288,467,998	$162,938,677	$240,502,180	$153,279,896

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the year ended October 31, 2022

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$5,530,387	$4,577,066	$4,969,086	$3,459,045
Interest	64,577	16,500	23,747	51,538
Total income	5,594,964	4,593,566	4,992,833	3,510,583
Expenses:
Investment advisory fees (Note 3)	1,923,826	1,052,490	1,627,829	913,948
Accounting, custodian, and transfer agent fees	101,974	76,699	133,035	114,753
Audit fees	18,144	18,144	18,144	18,144
Legal fees	16,620	9,220	13,346	7,100
Reports to shareholders	12,846	10,113	15,267	7,267
Trustees’ fees and expenses	23,993	14,758	21,246	13,882
Registration and filing fees	26	14	22	12
Miscellaneous	23,406	19,456	25,448	23,025
Total expenses	2,120,835	1,200,894	1,854,337	1,098,131
Net investment income	3,474,129	3,392,672	3,138,496	2,412,452
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	71,618	2,280,969	(14,831,305)	2,899,372
In-kind redemptions	7,863,846	17,379,643	18,650,869	23,284,959
Foreign currency transactions	17,876	(16,440)	(41,957)	(36,044)
Net realized gain	7,953,340	19,644,172	3,777,607	26,148,287
Net change in unrealized appreciation (depreciation)	(103,370,998)	(49,823,777)	(102,898,096)	(80,721,507)
Net realized and unrealized loss on investments and foreign currency transactions	(95,417,658)	(30,179,605)	(99,120,489)	(54,573,220)
Net decrease in net assets resulting from operations	$(91,943,529)	$(26,786,933)	$(95,981,993)	$(52,160,768)

*Net of foreign taxes withheld of	$79,342	$126,267	$201,129	$317,454

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2022

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$3,474,129	$3,392,672	$3,138,496	$2,412,452
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	7,953,340	19,644,172	3,777,607	26,148,287
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(103,370,998)	(49,823,777)	(102,898,096)	(80,721,507)
Net decrease in net assets resulting from operations	(91,943,529)	(26,786,933)	(95,981,993)	(52,160,768)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,358,400)	(4,857,450)	(3,744,800)	(5,087,400)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,932,165	19,169,363	9,974,597	9,502,774
Cost of shares redeemed	(17,576,289)	(43,257,005)	(87,988,474)	(93,964,180)
Net increase (decrease) in net assets resulting from capital share transactions	19,355,876	(24,087,642)	(78,013,877)	(84,461,406)
Total decrease in net assets	(76,946,053)	(55,732,025)	(177,740,670)	(141,709,574)
NET ASSETS:
Beginning of year	395,803,131	229,013,223	384,858,448	258,708,928
End of year	$318,857,078	$173,281,198	$207,117,778	$116,999,354
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	11,300,000	7,150,000	12,400,000	12,600,000
Shares sold	1,250,000	600,000	400,000	550,000
Shares redeemed	(500,000)	(1,400,000)	(3,400,000)	(5,050,000)
Shares outstanding, end of year	12,050,000	6,350,000	9,400,000	8,100,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2021

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,857,162	$2,693,145	$2,039,351	$3,041,039
Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	11,989,585	6,217,358	14,263,920	(16,910,340)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	92,033,857	78,443,084	31,375,271	6,952,690
Net increase (decrease) in net assets resulting from operations	105,880,604	87,353,587	47,678,542	(6,916,611)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(1,579,400)	(2,255,500)	(825,000)	(764,800)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,920,180	18,419,065	56,894,441	54,334,418
Cost of shares redeemed	(4,537,560)	–	(3,143,143)	(24,077,147)
Net increase in net assets resulting from capital share transactions	23,382,620	18,419,065	53,751,298	30,257,271
Total increase in net assets	127,683,824	103,517,152	100,604,840	22,575,860
NET ASSETS:
Beginning of year	268,119,307	125,496,071	284,253,608	236,133,068
End of year	$395,803,131	$229,013,223	$384,858,448	$258,708,928
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	10,600,000	6,500,000	10,800,000	11,450,000
Shares sold	850,000	650,000	1,700,000	2,300,000
Shares redeemed	(150,000)	–	(100,000)	(1,150,000)
Shares outstanding, end of year	11,300,000	7,150,000	12,400,000	12,600,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
October 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Funds’ investments and thus performance of the Funds. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Adviser’s valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$37,548,714	$–	$23,125,557	$3,651,492
Consumer Discretionary	26,696,269	1,372,265	35,897,184	29,561,261
Consumer Staples	–	–	3,225,371	–
Financials	172,225,768	169,708,688	90,636,531	47,978,430
Health Care	35,379,273	–	16,176,835	4,627,694
Industrials	4,467,729	–	3,063,468	7,309,244
Information Technology	22,849,439	–	27,076,338	13,794,563
Materials	5,640,288	–	6,613,881	4,470,418
Total Level 1	304,807,480	171,080,953	205,815,165	111,393,102
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	15,737,000	2,023,000	1,382,000	5,382,000
Total Level 2	15,737,000	2,023,000	1,382,000	5,382,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$320,544,480	$173,103,953	$207,197,165	$116,775,102

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2022, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2022, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select	Davis Select
	Worldwide ETF	International ETF
Character
Short-term	$17,215,909	$18,284,214
Long-term	5,410,530	3,585,070
Total	$22,626,439	$21,869,284
Utilized during year ended October 31, 2022	$–	$2,718,420

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At October 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost	$288,727,985	$163,430,767	$241,541,709	$154,394,611
Unrealized appreciation	$65,178,047	$24,331,683	$26,211,135	$8,258,723
Unrealized depreciation	(33,361,552)	(14,658,497)	(60,555,679)	(45,878,232)
Net unrealized appreciation (depreciation)	$31,816,495	$9,673,186	$(34,344,544)	$(37,619,509)

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications. During the year ended October 31, 2022, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Distributable earnings (losses)	$(7,863,846)	$(17,379,643)	$(18,643,390)	$(23,273,315)
Paid-in capital	7,863,846	17,379,643	18,643,390	23,273,315

The tax character of distributions paid during the years ended October 31, 2022 and 2021 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Select U.S. Equity ETF
2022	$2,043,000	$2,315,400	$4,358,400
2021	1,579,400	–	1,579,400
Davis Select Financial ETF
2022	4,032,600	824,850	4,857,450
2021	2,255,500	–	2,255,500
Davis Select Worldwide ETF
2022	3,744,800	–	3,744,800
2021	825,000	–	825,000
Davis Select International ETF
2022	5,087,400	–	5,087,400
2021	764,800	–	764,800

As of October 31, 2022, the components of distributable earnings (losses) on a tax basis were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Undistributed ordinary income	$3,002,612	$3,220,788	$1,357,694	$299,149
Undistributed long-term capital gain	64,944	2,022,863	–	–
Accumulated net realized losses from investments	–	–	(22,626,439)	(21,869,284)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	31,814,359	9,663,475	(34,362,596)	(37,648,731)
Total	$34,881,915	$14,907,126	$(55,631,341)	$(59,218,866)

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the year ended October 31, 2022 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$55,781,161	$16,767,355	$51,056,340	$22,672,116
Proceeds from sales	41,791,706	13,680,704	54,089,074	38,556,844

The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the year ended October 31, 2022 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$19,292,572	$15,680,046	$6,118,815	$3,140,533
Proceeds from in-kind redemptions	17,013,035	41,994,298	78,488,124	77,808,610

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of October 31, 2022, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select	Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
27%	32%	20%	48%

Investment activities of this shareholder could have a material impact on the Funds.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2022

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2023. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date without the consent of the Board of Trustees. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of October 31, 2022, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Davis Select Financial ETF:
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Davis Select Worldwide ETF:
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Davis Select International ETF:
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67
Period from March 1, 2018[f] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%

$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[e]	$150,692	0.64%	0.64%	1.22%	20%

$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%

$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[g]	0.75%[g]	1.05%[g]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

[e]	Down less than 0.005%.

[f]	Commencement of investment operations is the date the initial creation units were established.

[g]	Annualized.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Davis Fundamental ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a series of Davis Fundamental ETF Trust) (the Funds), including the schedules of investments, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF and for each of the years in the four-year period then ended and the period from March 1, 2018 (commencement of operations) to October 31, 2018 for Davis Select International ETF. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF and for each of the years in the four-year period then ended and the period from March 1, 2018 to October 31, 2018 for Davis Select International ETF, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Fundamental ETF Trust investment companies since 2016.

Minneapolis, Minnesota
December 21, 2022

DAVIS FUNDAMENTAL ETF TRUST	Federal Income Tax Information (Unaudited)

In early 2023, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2022. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2022 with their 2022 Form 1099-DIV. Certain dividends paid by the Funds may be designated as qualified dividend income for U.S. federal income tax purposes. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2022, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Income dividends*	$2,043,000	$4,032,600	$3,943,010	$5,362,456
Income qualifying for corporate dividends-received deduction	$2,043,000	$2,372,833	$1,576,074	$–
	100%	59%	40%	–
Qualified dividend income	$2,043,000	$4,032,600	$3,943,010	$4,556,526
	100%	100%	100%	85%
Long-term capital gain distributions	$2,315,400	$824,850	$–	$–

*Includes foreign tax credit pass-through, if applicable.

Davis Select Worldwide ETF and Davis Select International ETF have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.

Pursuant to Section 853 of the Internal Revenue Code, Davis Select Worldwide ETF and Davis Select International ETF designate $198,210 and $275,056, respectively, as foreign taxes paid during the year ended October 31, 2022. During the year ended October 31, 2022, Davis Select Worldwide ETF and Davis Select International ETF received foreign sourced income in the amounts of $3,617,148 and $3,776,499, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement

The Board of Trustees (the “Trustees”) of the Davis Fundamental ETF Trust (the “Trust”) oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a “Fund” and collectively the “Funds”). The Trustees, as required by law, determine annually whether to approve the continuance of each Fund’s advisory agreement.

With the assistance of counsel, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in May 2022 (the “Meeting”). During the Meeting, the Trustees, including the Independent Trustees separately, considered whether to renew the investment advisory agreement with Davis Selected Advisers, L.P. (the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”) (jointly “Davis Advisors” and, such agreement, the “Advisory Agreement”). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions and requests for information submitted to Davis Advisors on behalf of the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions and information requests had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement

The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.

The Independent Trustees considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:

1)	a Fund achieves satisfactory investment results after all costs;
2)
Davis Advisors efficiently and effectively handles shareholder and authorized participant requests, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3)	Davis Advisors fosters healthy investor behavior.

The Independent Trustees considered that a shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to buy, sell, or hold. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior. The Independent Trustees also considered the investment management team and Davis Advisors’ investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Trustees noted that Davis Advisors invested a significant amount in each of the Funds, and the Independent Trustees considered that these investments tend to align Davis Advisors’ interests with the interests of other shareholders, as they face the same risks, pay the same fees, are motivated to achieve satisfactory long-term returns, and that significant investment by Davis Advisors contributes to the economies of scale of the Funds.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement – (Continued)

The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether shareholders are likely to be well served by the continuation of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must take many factors into consideration in representing the shareholders of the Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.

The Independent Trustees assessed (a) comparative fee and expense information for other funds as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each of the Funds, including an assessment of the fee waiver and expense limitation agreement that is in place for each Fund.

The Independent Trustees reviewed the management fee schedule and expense ratio for each Fund, noting that each of the Funds currently has in place a fee waiver and expense reimbursement agreement, the profitability (if any) of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.

The Independent Trustees compared the fees paid to Davis Advisors by the Funds with those paid by Davis Advisors’ advised, sub-advised, private account, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC-registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to exchange-traded funds. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, which includes maintenance of the Davis ETFs website, and compliance. With respect to risk, the Independent Trustees noted that not only have regulations become more complex and burdensome, but the scrutiny of regulators and shareholders has also become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.

Davis Select U.S. Equity ETF (“DUSA”)

The Independent Trustees noted that DUSA’s net asset value (“NAV”) return underperformed both the Standard & Poor’s 500® Index (“S&P 500®”) and the Lipper Large-Cap Core category average over the one-, three-, five-year, and since-inception time periods, all periods ended April 30, 2022. The Independent Trustees also reviewed Lipper ranking data comparing DUSA’s one-, three-, five-year, and since-inception performance to the Lipper Large-Cap Core category average, all periods ended April 30, 2022. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DUSA does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ concentrated equity composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DUSA’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)

Davis Select Financial ETF (“DFNL”)

The Independent Trustees noted that DFNL’s NAV return outperformed the Lipper Financial Services category average, but underperformed the S&P 500® Financials Index (“S&P 500® Financials”) over the one-, three-, five-year, and since-inception time periods, all periods ended April 30, 2022. The Independent Trustees also reviewed Lipper ranking data comparing DFNL’s one-, three-, five-year, and since-inception performance to the Lipper Financial Services category average, all periods ended April 30, 2022. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DFNL does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ financial composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DFNL’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Davis Select Worldwide ETF (“DWLD”)

The Independent Trustees noted that DWLD’s NAV return underperformed both the Morgan Stanley Capital International All Country World Index (“MSCI ACWI®”) and the Lipper Global Multi-Cap Core category average over the one-, three-, five-year, and since-inception time periods, all periods ended April 30, 2022. The Independent Trustees also reviewed Lipper ranking data comparing DWLD’s one-, three-, five-year, and since-inception performance to the Lipper Global Multi-Cap Core category average, all periods ended April 30, 2022. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DWLD does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ global equity composite strategy on an absolute basis as well as relative to the MSCI ACWI®. The Independent Trustees considered DWLD’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Davis Select International ETF (“DINT”)

The Independent Trustees noted that DINT’s NAV return underperformed both the Morgan Stanley Capital International All Country World Index ex-USA (“MSCI ACWI® ex-USA”) and the Lipper International Multi-Cap Growth category average over the one-, three-year, and since-inception time periods, all periods ended April 30, 2022. The Independent Trustees also reviewed Lipper ranking data comparing DINT’s one-, three-year, and since-inception performance to the Lipper International Multi-Cap Growth category average, all periods ended April 30, 2022. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DINT does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ international equity composite strategy on an absolute basis as well as relative to the MSCI ACWI® ex-USA. The Independent Trustees considered DINT’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Approval of the Advisory Agreement

The Independent Trustees concluded that Davis Advisors had provided each of the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Trustees determined that the advisory fees for each of the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their expense groups, as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement for each Fund.

DAVIS FUNDAMENTAL ETF TRUST	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Trustees (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds’ liquidity risk based on a variety of factors including the Funds’ (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds’ net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds’ investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Funds’ Board of Trustees, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from May 1, 2021 through April 30, 2022. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV.

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.

Officers

Lisa J. Cohen (born 04/25/89, Officer of Davis Fundamental ETF Trust since 2021). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Jeffrey M. Pittman (born 03/03/72, Officer of Davis Fundamental ETF Trust since 2021). Assistant Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios); Assistant Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Randi J. Roessler (born 06/26/81, Officer of Davis Fundamental ETF Trust since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2022 and October 31, 2021 were $72,576 and $68,544, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal year ends October 31, 2022 and October 31, 2021 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends October 31, 2022 and October 31, 2021 were $27,088 and $25,000, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2022 and October 31, 2021 were $4,700 and $2,350, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The funds Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The funds Audit Committee has adopted a policy whereby audit and non-audit services performed by the funds independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The funds independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2022 and October 31, 2021.  The funds have not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2022

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 21, 2022